Income Taxes (Tables)	12 Months Ended
Dec. 31, 2022
Related Party Transactions
Schedule provision for Federal income tax
	2022	2021
Federal income tax benefit attributable to:
Current operations	$298,830	$366,510
Less: valuation allowance	(298,830)	(366,510)
Net provision for Federal income taxes	$-	$-

Schedule of deferred tax assets
	December 31, 2022	December 31, 2021
Deferred tax asset attributable to:
Net operating loss carryover	$1,670,594	$1,371,764
Less: valuation allowance	(1,670,594)	(1,371,764)
Net deferred tax asset	$-	$-